Deferred Revenues and Contract Liabilities - Summary of Deferred Revenues and Contract Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Accruals and deferred income including contract liabilities [abstract]
Deferred revenues and contract liabilities	$ 117,754	$ 110,325
Total deferred income and contract liabilities	$ 117,754	$ 110,325